Non-financial Assets and Liabilities - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	$ 826	$ 1,084
Additions	2,003	323
Exchange differences	50	(17)
Disposals	(1)	(2)
Depreciation charge	(585)	(562)	$ (909)
Property Plant and Equipment, Ending Balance	2,293	826	1,084
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	8,534
Property Plant and Equipment, Ending Balance	10,546	8,534
Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	(7,708)
Property Plant and Equipment, Ending Balance	(8,253)	(7,708)
Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	204	306
Additions	1,393	114
Exchange differences	(2)	1
Depreciation charge	(259)	(217)
Property Plant and Equipment, Ending Balance	1,336	204	306
Plant and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	4,207
Property Plant and Equipment, Ending Balance	5,598	4,207
Plant and Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	(4,003)
Property Plant and Equipment, Ending Balance	(4,262)	(4,003)
Office Furniture and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	376	414
Additions	458	102
Exchange differences	9	(5)
Disposals		(2)
Depreciation charge	(136)	(133)
Property Plant and Equipment, Ending Balance	707	376	414
Office Furniture and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	1,304
Property Plant and Equipment, Ending Balance	1,766	1,304
Office Furniture and Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	(928)
Property Plant and Equipment, Ending Balance	(1,059)	(928)
Computer Hardware and Software
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	246	364
Additions	152	107
Exchange differences	43	(13)
Disposals	(1)
Depreciation charge	(190)	(212)
Property Plant and Equipment, Ending Balance	250	246	$ 364
Computer Hardware and Software | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	3,023
Property Plant and Equipment, Ending Balance	3,182	3,023
Computer Hardware and Software | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	(2,777)
Property Plant and Equipment, Ending Balance	$ (2,932)	$ (2,777)